Benefit Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance liabilities	¥ (28,723)	¥ (31,720)
Japan
Defined Benefit Plan Disclosure [Line Items]
Other assets	6,420	444
Accrued pension and severance liabilities	(5,156)	(8,546)
Net amount recognized	1,264	(8,102)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	2,543	333
Accrued pension and severance liabilities	(19,626)	(19,638)
Net amount recognized	¥ (17,083)	¥ (19,305)